Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio II
January 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 99.48%Δ
Argentina − 0.08%
IRSA Inversiones y Representaciones ADR †	3,493	$ 15,474
IRSA Propiedades Comerciales ADR †	579	1,384
		16,858
Bahrain − 0.04%
Aluminium Bahrain GDR 144A #	691	8,019
		8,019
Brazil − 4.56%
Americanas †	42,195	252,529
Banco Bradesco ADR	28,682	123,046
Banco Santander Brasil ADR	10,741	67,346
BRF ADR †	20,063	84,064
Getnet Adquirencia e Servicos para Meios de Pagamento ADR	1,342	1,691
Itau Unibanco Holding ADR	26,165	123,499
Petroleo Brasileiro ADR	8,122	108,429
Rumo †	1,573	4,663
Telefonica Brasil ADR	8,845	82,966
TIM ADR	6,138	76,602
Vale ADR	4,239	64,348
XP Class A †	604	20,119
		1,009,302
Chile − 0.52%
Sociedad Quimica y Minera de Chile ADR	2,110	114,257
		114,257
China − 27.38%
Alibaba Group Holding †	4,500	70,531
Alibaba Group Holding ADR †	4,590	577,376
Anhui Conch Cement Class H	11,000	58,185
Baidu ADR †	1,785	285,136
BeiGene †	3,600	65,185
China Petroleum & Chemical ADR	1,715	89,351
China Petroleum & Chemical Class H	32,000	16,755
DiDi Global ADR †	2,500	9,025
Genor Biopharma Holdings 144A #, †	12,500	9,222
iQIYI ADR †	1,615	6,589
JD.com ADR †	14,577	1,091,526
JD.com Class A †	867	32,848
Joinn Laboratories China Class H 144A #	280	2,062
Kunlun Energy	68,000	70,519
Kweichow Moutai Class A	2,500	747,383
Luzhou Laojiao Class A	4,200	144,421
	Number of shares	Value (US $)
Common StockΔ (continued)
China (continued)
Ping An Insurance Group Co. of China Class H	23,000	$ 182,524
Prosus	2,283	189,936
Sohu.com ADR †	6,444	117,281
Tencent Holdings	18,200	1,140,453
Tencent Music Entertainment Group ADR †	4	25
Tianjin Development Holdings	62,000	13,836
Tingyi Cayman Islands Holding	58,000	120,163
Trip.com Group ADR †	4,911	130,682
Tsingtao Brewery Class H	24,000	215,999
Uni-President China Holdings	107,000	101,129
Weibo ADR †	1,715	59,425
Wuliangye Yibin Class A	16,300	513,136
Zhihu ADR †	500	2,135
		6,062,838
India − 13.98%
HCL Technologies	21,000	311,656
HDFC Bank	12,000	241,333
Reliance Industries GDR 144A #	30,737	1,977,427
Tata Chemicals	11,058	139,348
Tata Consultancy Services	6,000	302,135
Tata Consumer Products	12,607	123,438
		3,095,337
Indonesia − 2.47%
Astra International	337,700	129,247
Bank Central Asia	786,000	418,071
		547,318
Malaysia − 0.04%
UEM Sunrise †	118,400	8,827
		8,827
Mexico − 3.08%
America Movil ADR Class L	5,291	99,788
Banco Santander Mexico ADR	16,863	94,939
Becle	49,866	120,991
Coca-Cola Femsa ADR	2,222	117,366
Grupo Financiero Banorte Class O	10,549	66,726
Grupo Televisa ADR	17,723	181,306
		681,116
Peru − 0.30%
Cia de Minas Buenaventura ADR †	8,287	67,125
		67,125
Republic of Korea − 19.29%
Fila Holdings †	3,123	77,155
LG Uplus	6,905	75,241
Samsung Electronics	24,291	1,510,878
SK Hynix	13,489	1,396,217
NQ-DPT-596 [1/22] 3/22 (2074811)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio II (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Republic of Korea (continued)
SK Square †	10,188	$ 464,820
SK Telecom	5,405	257,252
SK Telecom ADR	18,639	489,087
		4,270,650
Russia − 5.61%
Etalon Group GDR 144A #	4,800	5,808
Gazprom PJSC ADR	44,140	384,253
LUKOIL PJSC ADR (London International Exchange)	2,022	181,071
Rosneft Oil PJSC GDR	44,435	331,133
Sberbank of Russia PJSC	52,760	180,545
VK GDR †	2,072	16,721
Yandex Class A †	2,962	142,354
		1,241,885
South Africa − 0.23%
Naspers Class N	318	51,404
		51,404
Taiwan − 19.64%
Hon Hai Precision Industry	107,564	402,174
MediaTek	38,000	1,509,329
Taiwan Semiconductor Manufacturing	64,000	1,479,808
Taiwan Semiconductor Manufacturing ADR	5,831	715,056
United Microelectronics ADR	24,806	243,843
		4,350,210
Turkey − 0.59%
Akbank TAS	100,106	60,312
Anadolu Efes Biracilik Ve Malt Sanayii	9,675	21,093
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	500	955
Turkcell Iletisim Hizmetleri ADR	9,092	32,458
Turkiye Sise ve Cam Fabrikalari	16,275	16,861
		131,679
United States − 1.67%
Micron Technology	4,500	370,215
		370,215
Total Common Stock (cost $15,582,250)		22,027,040

Preferred Stock – 0.07%Δ
Russia − 0.07%
Transneft PJSC 6.18% **	8	15,339
Total Preferred Stock (cost $20,914)		15,339

	Number of shares	Value (US $)

Warrants – 0.00%Δ
Argentina − 0.00%
IRSA Inversiones y Representaciones exercise price $0.23, expiration date 3/5/26	4,240	$ 859
Total Warrants (cost $0)		859

Short-Term Investments – 0.53%
Money Market Mutual Funds – 0.53%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	29,575	29,575
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	29,574	29,574
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	29,574	29,574
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	29,574	29,574
Total Short-Term Investments (cost $118,297)		118,297

Total Value of Securities−100.08% (cost $15,721,461)		22,161,535
Liabilities Net of Receivables and Other Assets — (0.08%)		(18,022)
Net Assets Applicable to 13,013,619 Shares Outstanding — 100.00%	$22,143,513
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of Rule 144A securities was $2,002,538, which represents 9.04% of the Portfolio's net assets.
**	Perpetual security with no stated maturity date.

2    NQ-DPT-596 [1/22] 3/22 (2074811)

(Unaudited)
The following foreign currency exchange contracts was outstanding at January 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	HKD	(20,600)	USD	2,641	2/7/22	$(1)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
GS – Goldman Sachs
PJSC – Private Joint Stock Company
Summary of currencies:
HKD – Hong Kong Dollar
USD – US Dollar
NQ-DPT-596 [1/22] 3/22 (2074811)    3